Other payables (Tables)	12 Months Ended
Dec. 31, 2023
Other payables
Schedule of other payables

	As at December 31
(in EUR 000)	2023	2022
Holiday pay accrual	791	612
Salary	1,801	2,186
Accrued expenses	2,203	2,228
Foreign currency option - current	90	10
Other	200	131
Total other payables	5,085	5,167

Schedule of foreign currency swaps

	As at December 31
(in EUR 000)	2023	2022
Foreign currency swaps EUR - NIS (in EUR)	847	542
Foreign currency swaps EUR - NIS (in NIS)	3,500	2,000
Foreign currency swaps NIS - EUR (in NIS)	14,000	—
Foreign currency swaps NIS - EUR (in EUR)	3,334	—
Foreign currency swaps EUR - USD (in EUR)	18,000	379
Foreign currency swaps EUR - USD (in USD)	19,787	600

Schedule of fair value hierarchy hedging instruments

	As at December 31, 2023
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency swaps	—	343	—	343
Financial liabilities				—
Foreign currency swaps	—	90	—	90

Schedule of change in balance of financial assets and financial liabilities

(in EUR 000)	2023	2022
Opening value at January 1	1	—
Settled contracts	(1)	—
Fair value adjustments	343	1
Closing value at December 31	343	1

The change in the balance of the financial liability is detailed as follows:

(in EUR 000)	2023	2022
Opening value at January 1	10	654
Fair value adjustments	90	2,721
Settled contracts	(10)	—
Exchange rate difference	—	30
Settlement foreign currency put and call contracts	—	(3,027)
Recognition premium income	—	(368)
Closing value at December 31	90	10